Income tax (Schedule of PRC and foreign income (loss) before taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax
PRC	¥ (92,947)
Other Foreign Jurisdictions	(107,816)
Loss before income tax and share of income (loss) in equity method investments	¥ (200,763)	$ (28,710)	¥ (92,987)	¥ (217,026)